TRADE RECEIVABLES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-interest bearing	The account receivables are non-interest bearing and is generally on 30 days to 90 days term
Bad debts written off	$ 4,165	$ 3,809
Trade Receivable
Bad debts written off	$ 12,600	$ 3,809